Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income	$ 127,149	$ 130,023	$ 142,742
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for probable loan losses	17,318	22,812	58,833
Specific reserve, other real estate owned	9,806	657	44
Accretion of time deposit discounts	(11)	(14)	(14)
Depreciation of bank premises and equipment	34,935	35,395	35,879
(Gain) loss on sale of bank premises and equipment	(361)	(22)	80
Gain on sale of other real estate owned	(738)	(266)	(291)
Depreciation and amortization of leased assets			300
Accretion of investment securities discounts	(2,081)	(1,693)	(1,940)
Amortization of investment securities premiums	18,362	13,211	6,911
Investment securities transactions, net	(17,285)	(33,209)	(11,956)
Impairment charges on available for sale securities	977	8,416
Accretion of junior subordinated debenture discounts	9	35	34
Amortization of identified intangible assets	5,293	5,284	5,286
Stock based compensation expense	387	534	655
Earnings from affiliates and other investments	(11,633)	(15,023)	(16,891)
Deferred tax benefit	(2,299)	(3,532)	(3,035)
Decrease in accrued interest receivable	3,658	6,071	6,981
Decrease (increase) in other assets	3,376	7,824	(28,656)
(Decrease) increase in other liabilities	(4,966)	1,652	(12,253)
Net cash provided by operating activities	181,896	178,155	182,709
Investing activities:
Proceeds from maturities of securities	1,425	4,423	1,637
Proceeds from sales and calls of available for sale securities	1,102,849	1,149,021	579,099
Purchases of available for sale securities	(2,231,330)	(2,666,596)	(1,280,925)
Principal collected on mortgage backed securities	999,419	1,085,817	1,224,938
Proceeds from matured time deposits with banks			396
Net decrease in loans	317,718	164,241	112,663
Purchases of other investments	(11,941)	(7,438)	(11,430)
Distributions from other investments	33,320	20,910	56,988
Purchases of bank premises and equipment	(20,393)	(15,953)	(61,015)
Proceeds from sales of bank premises and equipment	1,719	2,005	1,052
Proceeds from sales of other real estate owned	13,448	8,362	15,066
Purchase, adjustment of identified intangible asset	(174)	(235)	(259)
Net cash provided by (used in) investing activities	206,060	(255,443)	638,210
Financing activities:
Net increase in non-interest bearing demand deposits	287,942	122,277	57,129
Net increase in savings and interest bearing demand deposits	184,851	260,290	180,950
Net (decrease) increase in time deposits	(126,248)	38,998	81,158
Net (decrease) increase in securities sold under repurchase agreements	(84,641)	(8,547)	686
Other borrowed funds, net	(532,619)	(320,845)	(1,175,361)
Repayment of long-term debt	(10,400)
Purchase of treasury stock	(6,435)	(6,949)	(9,346)
Proceeds from stock transactions	113	484	2,705
Payments of cash dividends-common	(25,648)	(24,444)	(23,262)
Payments of cash dividends-preferred	(10,800)	(10,800)	(9,660)
Net cash (used in) provided by financing activities	(323,885)	50,464	(895,001)
Increase (decrease) in cash and cash equivalents	64,071	(26,824)	(74,082)
Cash and cash equivalents at beginning of year	197,814	224,638	298,720
Cash and cash equivalents at end of year	261,885	197,814	224,638
Supplemental cash flow information:
Interest paid	97,699	116,037	146,778
Income taxes paid	60,922	78,435	83,830
Purchases of available-for-sale securities not yet settled	72,538	160,216	100,829
Net transfers from loans to other real estate owned	21,202	59,429	22,487
Accrued dividends, preferred shares	$ 1,350	$ 1,350	$ 1,350